BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2024
VMtecnologia LTDA
Disclosure of detailed information about business combination [line items]
Disclosure of consideration in respect of acquisition and amounts recognized in respect of assets purchased and liabilities assumed on purchase date, at fair value
US Dollars in thousands
Cash	11,345
Deferred consideration	2,205
Contingent consideration	1,209
Total consideration	14,759

Amounts recognized on the acquisition date:
Cash and cash equivalents	99
Trade receivables	669
Other receivables	651
Property and equipment	6,015
Right of use	46
Brand	1,292
Customer relations	3,773
Technology	2,926
Trade payables	(407)
Other payables	(710)
Other liabilities	(684)
Lease liability	(53)
Long term liabilities	(433)
Deferred Tax Liability	(2,734)
Total identifiable assets, net	10,450
Goodwill (*)	4,309
Total consideration	14,759

Cash paid upon the acquisition of a subsidiary	11,345
Cash and cash equivalents consolidated for the first time	(99)
As reported in cash flows from investing activities for the acquisition	11,246
(*) The elements and factors that the Company paid above the fair value of the net identifiable assets recognized, represented as goodwill for VM's expressed by synergy of good reputation, an especially talented workforce. Thus, the Goodwill resulted from the acquisition of VM represents the excess of the acquisition consideration on the acquisition date in fair value over the net identifiable assets acquired and liabilities assumed.
Roseman Engineering Ltd. and Roseman Holdings Ltd.
Disclosure of detailed information about business combination [line items]
Disclosure of consideration in respect of acquisition and amounts recognized in respect of assets purchased and liabilities assumed on purchase date, at fair value
US Dollars in thousands
Cash	4,089
Deferred consideration	555
Issuance of Ordinary Shares	505
Total consideration	5,149

Amounts recognized on the acquisition date:
Cash and cash equivalents	401
Trade receivables	2,643
Inventory	1,269
Other receivables	284
Right of use assets	1,466
Property and equipment	158
Customer relations	1,109
Technology	665
Deferred Income	(693)
Trade payables	(635)
Other liabilities	(754)
Other payables	(1,744)
Lease liabilities	(1,466)
Deferred Tax Liability	(408)
Total identifiable assets, net	2,295
Goodwill (*)	2,854
Total consideration	5,149

Cash paid upon the acquisition of a subsidiary	4,089
Cash and cash equivalents consolidated for the first time	(401)
As reported in cash flows from investing activities for the acquisition	3,688
(*) The elements and factors that the Company paid above the fair value of net identifiable assets recognized, represented as goodwill for Roseman's expressed by synergy of good reputation, brand identity, an especially talented workforce. Thus, the Goodwill resulted from the acquisition of Roseman represents the excess of the acquisition consideration on the acquisition date in fair value over the net identifiable assets acquired and liabilities assumed.
Retail Pro International, LLC
Disclosure of detailed information about business combination [line items]
Disclosure of consideration in respect of acquisition and amounts recognized in respect of assets purchased and liabilities assumed on purchase date, at fair value
US Dollars in thousands
Consideration paid in cash	18,759
Contingent Consideration	12,141
Total consideration	30,900

Amounts recognized on the acquistion date:
Cash and cash equivalents	430
Trade receivables	1,854
Other receivables	280
Property and equipment	140
Technology	20,148
Customer relations	7,092
Brand	3,031
Trade payables	(1,339)
Other payables	(924)
Deferred Tax Liability	(2,626)
Total identifiable assets, net	28,086
Goodwill (*)	2,814
Total consideration	30,900

Cash paid upon the acquisition of a subsidiary	18,759
Cash and cash equivalents consolidated for the first time	(430)
As reported in cash flows from investing activities for the acquisition	18,329
(*) The elements and factors that the Company paid above the fair value of the net identifiable assets recognized, represented as goodwill for RPI's expressed by synergy of good reputation, and an especially talented workforce. Thus, the Goodwill resulted from the acquisition of RPI represents the excess of the acquisition consideration on the acquisition date in fair value over the net identifiable assets acquired and liabilities assumed.